Segments - Summary of Group Segment Disclosures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Gross premiums written	$ 1,193.2	$ 957.2	$ 2,707.5	$ 2,202.5
Net premiums written	669.9	615.1	1,448.0	1,274.8
Net premiums earned	501.1	429.1	989.1	815.1
Losses and loss adjustment expenses	(222.7)	(158.3)	(405.0)	(317.9)
Policy acquisition expenses	(217.3)	(174.7)	(430.2)	(303.9)
General and administrative expenses	(24.4)	(18.6)	(48.0)	(35.2)
Underwriting income	36.7	77.5	105.9	158.1
Net realized and unrealized investment losses	(7.0)	0.1	(16.0)	2.9
Net investment income	46.0	27.3	87.0	47.7
Other income (loss)	0.0	(3.3)	0.0	0.2
Net gain on distribution of The Fidelis Partnership	0.0	0.0	0.0	1,639.1
Corporate and other expenses	(1.6)	(1.5)	(1.6)	(3.0)
Net foreign exchange losses	(2.6)	(0.1)	(0.1)	(1.6)
Financing costs	(8.6)	(9.0)	(17.2)	(17.6)
Income before income taxes	62.9	91.0	158.0	1,825.8
Income tax expense	(9.2)	(7.1)	(23.1)	(9.3)
Net income	53.7	83.9	134.9	1,816.5
Losses and loss adjustment expenses incurred - current year	(291.3)	(160.7)	(540.6)	(322.4)
Losses and loss adjustment expenses incurred - prior accident years	68.6	2.4	135.6	4.5
Losses and loss adjustment expenses incurred - total	$ (222.7)	$ (158.3)	$ (405.0)	$ (317.9)
Underwriting Ratios
Loss ratio - current year	58.10%	37.50%	54.60%	39.60%
Loss ratio - prior accident years	(13.70%)	(0.60%)	(13.70%)	(0.60%)
Loss ratio - total	44.40%	36.90%	40.90%	39.00%
Policy acquisition expense ratio	28.40%	28.50%	28.20%	27.90%
Underwriting ratio	72.80%	65.40%	69.10%	66.90%
The Fidelis Partnership commissions ratio	15.00%	12.30%	15.30%	9.40%
General and administrative expense ratio	4.90%	4.30%	4.90%	4.30%
Combined ratio	92.70%	82.00%	89.30%	80.60%
Other
Segment Reporting Information [Line Items]
Gross premiums written	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Net premiums written	0.0	0.0	0.0	0.0
Net premiums earned	0.0	0.0	0.0	0.0
Losses and loss adjustment expenses	0.0	0.0	0.0	0.0
Policy acquisition expenses	(75.0)	(52.6)	(151.7)	(76.8)
General and administrative expenses	(24.4)	(18.6)	(48.0)	(35.2)
Underwriting income	(99.4)	(71.2)	(199.7)	(112.0)
Losses and loss adjustment expenses incurred - total	0.0	0.0	0.0	0.0
Specialty
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses incurred - prior accident years			48.5	(35.4)
Specialty | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	756.5	657.3	1,790.5	1,491.4
Net premiums written	424.6	461.8	1,052.3	954.8
Net premiums earned	349.2	307.2	701.4	573.4
Losses and loss adjustment expenses	(189.1)	(137.4)	(363.6)	(278.1)
Policy acquisition expenses	(91.2)	(77.5)	(191.0)	(143.8)
General and administrative expenses	0.0	0.0	0.0	0.0
Underwriting income	68.9	92.3	146.8	151.5
Losses and loss adjustment expenses incurred - current year	(203.2)	(132.5)	(412.1)	(242.7)
Losses and loss adjustment expenses incurred - prior accident years	14.1	(4.9)	48.5	(35.4)
Losses and loss adjustment expenses incurred - total	$ (189.1)	$ (137.4)	$ (363.6)	$ (278.1)
Underwriting Ratios
Loss ratio - current year	58.20%	43.10%	58.70%	42.30%
Loss ratio - prior accident years	(4.00%)	1.60%	(6.90%)	6.20%
Loss ratio - total	54.20%	44.70%	51.80%	48.50%
Policy acquisition expense ratio	26.10%	25.20%	27.20%	25.10%
Underwriting ratio	80.30%	69.90%	79.00%	73.60%
Bespoke
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses incurred - prior accident years			$ 51.1	$ 16.3
Bespoke | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	$ 90.6	$ 54.7	244.1	205.5
Net premiums written	27.9	30.1	80.7	111.8
Net premiums earned	93.0	90.4	182.9	181.6
Losses and loss adjustment expenses	(32.9)	(16.2)	(56.3)	(29.3)
Policy acquisition expenses	(33.4)	(36.9)	(63.7)	(70.2)
General and administrative expenses	0.0	0.0	0.0	0.0
Underwriting income	26.7	37.3	62.9	82.1
Losses and loss adjustment expenses incurred - current year	(75.7)	(23.7)	(107.4)	(45.6)
Losses and loss adjustment expenses incurred - prior accident years	42.8	7.5	51.1	16.3
Losses and loss adjustment expenses incurred - total	$ (32.9)	$ (16.2)	$ (56.3)	$ (29.3)
Underwriting Ratios
Loss ratio - current year	81.40%	26.20%	58.70%	25.10%
Loss ratio - prior accident years	(46.00%)	(8.30%)	(27.90%)	(9.00%)
Loss ratio - total	35.40%	17.90%	30.80%	16.10%
Policy acquisition expense ratio	35.90%	40.80%	34.80%	38.70%
Underwriting ratio	71.30%	58.70%	65.60%	54.80%
Reinsurance
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses incurred - prior accident years			$ 36.0	$ 23.6
Reinsurance | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	$ 346.1	$ 245.2	672.9	505.6
Net premiums written	217.4	123.2	315.0	208.2
Net premiums earned	58.9	31.5	104.8	60.1
Losses and loss adjustment expenses	(0.7)	(4.7)	14.9	(10.5)
Policy acquisition expenses	(17.7)	(7.7)	(23.8)	(13.1)
General and administrative expenses	0.0	0.0	0.0	0.0
Underwriting income	40.5	19.1	95.9	36.5
Losses and loss adjustment expenses incurred - current year	(12.4)	(4.5)	(21.1)	(34.1)
Losses and loss adjustment expenses incurred - prior accident years	11.7	(0.2)	36.0	23.6
Losses and loss adjustment expenses incurred - total	$ (0.7)	$ (4.7)	$ 14.9	$ (10.5)
Underwriting Ratios
Loss ratio - current year	21.10%	14.30%	20.20%	56.80%
Loss ratio - prior accident years	(19.90%)	0.60%	(34.40%)	(39.30%)
Loss ratio - total	1.20%	14.90%	(14.20%)	17.50%
Policy acquisition expense ratio	30.10%	24.40%	22.70%	21.80%
Underwriting ratio	31.30%	39.30%	8.50%	39.30%